INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

NOTE 12 - INCOME TAXES

The Company provides for income taxes under ASC 740, “Income Taxes.” Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax basis of assets and liabilities and the tax rates in effect when these differences are expected to reverse. A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations.

The following is a reconciliation of income tax expense for the year ended December 31, 2022, and 2021.

	2022	2021
Current:
Federal	$-	$-
State	-	-
Foreign	-	-
	-	-
Deferred
Federal	(980,426)	(292,851)
State	(51,256)	(81,363)
	(1,031,682)	(374,214)
Valuation allowance	1,031,682	374,214
Total provision for income taxes	$-	$-

The Company’s net deferred tax assets as of December 31, 2022, and 2021, consisted of the following:

	2022	2021
Depreciation and amortization	$-	$-
Reserves and accruals	171,889	171,338
Research and development credits	-	-
Net operating loss carryforwards	1,586,709	555,578
Gross deferred tax assets	1,758,598	726,916

Valuation allowance	(1,758,598)	(726,916)

Net deferred tax assets	$-	$-

The Company has provided for a full valuation allowance against the deferred tax assets, on the expected future tax benefits from the net operating loss carryforwards, as the management believes it is more likely than not that these assets will not be realized in the future.

The following is a reconciliation of the federal income tax provision at the federal statutory rate to the Company’s tax provision attributable to continuing operations:

	Year Ended December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
State income taxes, net of federal benefit	0.7%	5.2%
Stock based compensation	(0.7%)	0.0%
Permanent differences	0.0%	(1.1%)
Change in valuation allowance	(21.0%)	(23.9%)
Effective tax rate	0.0%	1.2%

The difference between the effective tax rate and the stated tax rate is primarily due to a full valuation allowance on the deferred tax assets and permanent differences due to non-cash related charges.

As of December 31, 2022, the Company’s net operating losses (NOL’s) on a gross basis were $6,665,035, which can be carried forward indefinitely to offset future taxable income.

The Company’s tax returns are subject to examination by United States Internal Revenue Service authorities as well as the California Franchise Tax Board, beginning with the period ended December 31, 2019. There are no current tax examinations.